UNITED STATES
				SECURITIES AND EXCHANGE COMMISSION
					WASHINGTON, D.C. 20549

					FORM 13F

					FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:	September 30, 2011
						------------------

Check here if Amendment [ ];	Amendment Number:

	This Amendment (Check only one.):	[ ] is a restatement.

					[	] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:	Tesuji Partners LLC
Address:58 Saxon Way
	New Rochelle, New York 10804


Form 13F File Number:	28-10635

The institutional investment manager filing this report and the person by whom it is signed, hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	Andrew Schaffer
Title:	Agent
Phone:	212-333-3353 x6213

Signature, Place, and Date of Signing:

/s/	Andrew Schaffer 	  New York, NY	        November 15, 2011
----------------------------	------------	----------------------------
[Signature]			[City, State]		[Date]

Report Type (Check only one.):

[X]	13F HOLDING REPORT.	(check here if all holdings of this reporting manager
	are reported in this report.)

[  ]	13F Notice. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[  ]	13F COMBINATION REPORT.	(Check here if a portion of this
holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number	Name
---------------------------		-------
28-
---------------------------		-------------------------------------------

[Repeat as necessary.]




				FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:         10

Form 13F Information Table Value Total:         835,695

                                              -----------
					      (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F files number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries].

No.	Form 13F File Number	Name
---	---------------------------		-------
None	28-
	---------------------------		---------------------------------

[Repeat as necessary.]




				[FORM 13F INFORMATION TABLE]
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				Form 13F Information Table for Tesuji Partners LLC


Name of            Class      Cusip      Value        Shrs or      Sh/Pm     Put/    Investment Other      Voting Authority
Issuer                                   (x$1,000)    Pm Amt                 Call    Discretion Managers   Sole     Share


Google		    common    38259P508      126,673    246,263	       Sh                                 Sole     246,263
                    stock

MasterCard          common    57636Q104      191,058    602,401        Sh                                 Sole      602,401
                    stock

Visa                common    92826C839      103,250  1,204,500        Sh                                 Sole    1,204,500
                    stock

EQIX                common    29444U502       44,415    500,000        Sh                                 Sole      500,000
                    stock

EMC                 common    268648102       86,109  4,102,400        Sh                                 Sole    4,102,400
                    stock

QCOM                common    747525103       83,157  1,710,000        Sh                                 Sole    1,710,000
                    stock

CCI                 common    228227104       106,270  2,612,975       Sh                                 Sole    2,612,975
                    stock

CCK                 common    228368106       34,322   1,121,255       Sh                                 Sole    1,121,255
                    stock


TWC                 common    88732J207       31,335     500,000       Sh                                 Sole      500,000
                    stock

ST                  common   N7902X-10-6     29,106    1,100,000      Sh                                 Sole     1,100,000
                    stock


Total                                        835,695

Numbers based on market value as of 09/30/2011

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